Derivative Financial Instruments and Fair Value Measurements (Details Narrative) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Convertible debt	$ 216,400
Share price	$ 0.38	$ 6.00